Summary of Significant Accounting Policies - Additional Information (Details) - EBP 005 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Employee benefit plan, investment amount	$ 111,817,928	$ 109,004,669
Employee benefit plan, investment percentage	22.00%	24.00%
Monthly fee amount to cover costs of plan administration	$ 2
Employee benefit plan, participants assets transfer from other plans	876,750
Employee benefit plan, participants assets transfer to other plans	$ 15,637,249